Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2020
Cost Of Sales Tables Abstract
Schedule of Cost of Sales
	Year ended December 31
	2020	2019

Salaries and related expenses	8,074	35,142
Share based compensation	5,402	14,531
Materials	16,692	69,390
Vehicle maintenance	2,063	8,455
Travel expenses	978	3,408
Transportation and storage	5,632	13,299
Other expenses	4,564	323
	43,405	144,548